Transactions with Related Parties (Details) € in Thousands, $ in Thousands	2 Months Ended	3 Months Ended					4 Months Ended	5 Months Ended		6 Months Ended			10 Months Ended	11 Months Ended
	Feb. 21, 2018 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 20, 2017 shares	Mar. 17, 2017 USD ($) shares	Apr. 30, 2016	Jun. 07, 2017	Jun. 05, 2015	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2017 USD ($)	Sep. 19, 2016	Feb. 04, 2015	Dec. 31, 2012 USD ($)
Commissions paid		$ 7,126	$ 5,360							$ 14,131		$ 10,658
General and administrative expenses		8,327	6,108							15,254		12,492
Due from affiliate, current		10,055								10,055						$ 4,002
Due to affiliate, current		20,307								20,307						16,749
Due to affiliate, non current		87,422								87,422						76,872
Deferred gain recognized in Statement of Comprehensive Income		(3,025)	(3,775)							(9,489)		1,307
Credit facility outstanding amount		205,694								205,694						219,856
Loan receivable from affiliate companies		31,588								31,588						30,112
Other long term liabilities and deferred income		41,130								41,130						43,382
Goldland Anonymos Eteria
Annual lease payments of office										1,136	€ 939
Acropolis
Commissions paid		0	0							0		0
Trade accounts payable		76								$ 76						76
Navios Partners
Termination date of the administrative services agreement										December 31, 2022	December 31, 2022
Due to affiliate, current		8,275								$ 8,275						8,315
Due to affiliate, non current		24,593								24,593						14,891
Unamortized deferred gain for vessels and rights sold		9,009								9,009						9,955
Deferred gain recognized in Statement of Comprehensive Income		473	473							$ 946		946
Credit facility outstanding amount																0
Loan receivable from affiliate companies																0
Number of shares issued-common stock | shares	18,422,000				47,795,000
Navios Acquisition
Termination date of the administrative services agreement										May 2020	May 2020
Long-term receivable from affiliate companies																0
Due to affiliate, current		280								$ 280						2,800
Due to affiliate, non current		13,385								13,385						15,236
Line Credit Facility Arrangement Fees													$ 4,000
Credit facility outstanding amount																0
Navios Midstream
Due to affiliate, current		2,870								2,870						990
Due to affiliate, non current		2,565								$ 2,565						4,554
Description of the option to acquire Navios Midstream										Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2018, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2018, Navios Holdings had not exercised any part of that option.
Navios Containers
Due to affiliate, current		4,723								$ 4,723						3,334
Due to affiliate, non current		12,138								12,138						7,965
Deferred gain recognized in Statement of Comprehensive Income		$ 142	88							$ 244		88
Ownership percentage of Navios Holdings		3.10%								3.10%
Navios Acquisition Loan
Line of credit facility issuance date										Sep. 19, 2016	Sep. 19, 2016
Maximum borrowing capacity		$ 70,000								$ 70,000
Line Credit Facility Arrangement Fees										700
Navios Acquisition Loan | Navios Logistics
Ownership percentage of Navios Holdings																	78.50%
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																			$ 20,000
General and administrative expenses		2,330	1,919							4,580		3,865
Navios Partners Agreement | Guarantee claim
Other long term liabilities and deferred income		20,000								20,000
Navios Logistics Agreement
General and administrative expenses		250	250							500		500
Termination date of the administrative services agreement							December 2021
Navios Europe I Agreement
General and administrative expenses		332	295							660		588
Administrative services agreement term in years															6 years
Navios Midstream Agreement
General and administrative expenses		375	375							744		750
Administrative services agreement term in years														5 years
Navios Europe II Agreement
General and administrative expenses		509	441							1,012		876
Administrative services agreement term in years									6 years
Navios Containers agreement
General and administrative expenses		1,393	79							$ 2,700		79
Administrative services agreement term in years								5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years										5 years	5 years
Navios Revolving Loans I Transfer
Due to affiliate, non current		34,741								$ 34,741
Proceeds from transfer of debt						$ 4,050
Consideration received						33,473
Debt instrument unamortized premium		$ 9,358				12,089				$ 9,358
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies						$ 21,384
Number of shares issued-common stock | shares						13,076,923
Consideration equity component						$ 29,423
Share Repurchase Program
General partnership interests | shares		1,717,318								1,717,318
Minimum | Navios Midstream
Ownership percentage of Navios Holdings		25.00%								25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings																		20.00%
Navios Term Loans II | Navios Acquisition Agreement
General and administrative expenses		$ 2,188	$ 2,250							$ 4,435		$ 4,500
Navios Europe I
Due from affiliate, total		13,463								13,463						7,176
Due from affiliate, current		9,775								9,775						4,002
Long-term receivable from affiliate companies		$ 3,688								$ 3,688						3,174
Ownership percentage of Navios Holdings		47.50%								47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage										12.70%	12.70%
Loan receivable from affiliate companies		$ 11,125								$ 11,125						11,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility		0								$ 0
Navios Europe I | Navios Revolving Loans II
Preferred Distribution Percentage										18.00%	18.00%
Navios Europe II
Due from affiliate, total		274								$ 274						2,440
Due from affiliate, current		4,439								4,439						1,310
Long-term receivable from affiliate companies		$ 4,713								$ 4,713						3,750
Ownership percentage of Navios Holdings		47.50%								47.50%
Navios Europe II | Navios Revolving Loans II
Loan receivable from affiliate companies		$ 12,063								$ 12,063						$ 12,063
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility		15,003								15,003
Line of Credit Facility, Increase				$ 14,000
Navios Europe II | Navios Revolving Loans II | Minimum | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility		0								0
Navios Europe II | Navios Revolving Loans II | Maximum | Funding Commitment
Available amount of loan facility		$ 15,003								$ 15,003